RESULTS FOR THE YEAR (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	kr 5,366	kr 3,025	kr 2,365
Janssen (Darzalex/Daratumumab & DuoBody)
Revenue
Revenue	4,983	2,390	2,214
Novartis (Arzaerra/Ofatumumab)
Revenue
Revenue	23	338	48
Other collaboration partners
Revenue
Revenue	360	297	103
Royalties
Revenue
Revenue	3,155	1,741	1,061
Milestone payments
Revenue
Revenue	1,869	687	1,133
License fees
Revenue
Revenue		348	90
Reimbursement income
Revenue
Revenue	kr 342	kr 249	kr 81